Repurchase agreements and securities lending transactions accounted for as secured borrowings (Tables)	6 Months Ended
Sep. 30, 2021
Gross Amounts of Liabilities by Remaining Contractual Maturity
The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by remaining contractual maturity at March 31, 2021 and September 30, 2021:

	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total

	(in billions of yen)
March 31, 2021
Repurchase agreements	9,459	3,586	4,315	1,247	18,607
Securities lending transactions	943	15	—	250	1,208

Total	10,402	3,601	4,315	1,497	19,815

September 30, 2021
Repurchase agreements	14,303	3,151	3,082	1,742	22,278
Securities lending transactions	1,093	136	12	200	1,441

Total	15,396	3,287	3,094	1,942	23,719

Gross Amounts of Liabilities by Class of Underlying Collateral
The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by class of underlying collateral at March 31, 2021 and September 30, 2021:

	Repurchase agreements	Securities lending transactions

	(in billions of yen)
March 31, 2021
Japanese government bonds and Japanese local government bonds	1,787	352
Foreign government bonds and foreign agency mortgage-backed securities	15,917	131
Commercial paper and corporate bonds	284	57
Equity securities	544	654
Other	75	14

Total	18,607	1,208

September 30, 2021
Japanese government bonds and Japanese local government bonds	2,767	234
Foreign government bonds and foreign agency mortgage-backed securities	18,339	153
Commercial paper and corporate bonds	264	52
Equity securities	838	989
Other	70	13

Total	22,278	1,441